13. Stockholders Deficit (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Beginning Balance, Options	200,000	200,000	30,000
Beginning Balance, Weighted Average Exercise Price	$ 0.375	$ .375	$ .375
Beginning Balance, Weighted Average Remaining Contractual Life (In Years)		3 years 8 months 2 days	4 years 8 months 2 days
Options Granted	1,150,000
Options Granted, Weighted Average Exercise Price	$ 0.835
Options Granted, Weighted Average Remaining Contract (In Years)	1 year 3 months 19 days
Options Forfeited/Cancelled			(100,000)
Ending Balance, Options Outstanding	1,350,000	200,000	200,000
Ending Balance, Weighted Average Exercise Price, Options Outstanding	$ 0.835	$ 0.375	$ .375
Ending Balance, Weighted Average Remaining Contractual Life (In Years)	1 year 3 months 19 days